Share-based Payments (Details) - Schedule of share options outstanding - $ / shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Share-based Payments (Details) - Schedule of share options outstanding [Line Items]
Share options	19,873,877	45,309,478	42,807,118
Share options price per share	$ 1.54	$ 1.58	$ 2.28
2012-06-29 [Member]
Share-based Payments (Details) - Schedule of share options outstanding [Line Items]
Expiry date	Nov. 30, 2021
Exercise price	1.944
Share options		14,493	14,493
2012-06-29 [Member]
Share-based Payments (Details) - Schedule of share options outstanding [Line Items]
Expiry date	Jan. 17, 2022
Exercise price	1.876
Share options		29,668	29,668
2017-06-13 (warrants) [Member]
Share-based Payments (Details) - Schedule of share options outstanding [Line Items]
Expiry date	Jun. 13, 2022
Exercise price	0.25
Share options		24,493,200	27,541,200
2018-03-15 [Member]
Share-based Payments (Details) - Schedule of share options outstanding [Line Items]
Expiry date	Mar. 15, 2023
Exercise price	0.468
Share options	7,897,647	7,897,647	7,897,647
2017-06-09 (warrants) [Member]
Share-based Payments (Details) - Schedule of share options outstanding [Line Items]
Expiry date	Jun. 08, 2022
Exercise price	0.3125
Share options		198,240	198,240
2018-03-15 [Member]
Share-based Payments (Details) - Schedule of share options outstanding [Line Items]
Expiry date	Mar. 15, 2023
Exercise price	0.585
Share options	526,510	526,510	526,510
2019-05-23 (warrants) [Member]
Share-based Payments (Details) - Schedule of share options outstanding [Line Items]
Expiry date	May 23, 2024
Exercise price	0.125
Share options	173,600	173,600	181,600
2019-07-16 (warrants) [Member]
Share-based Payments (Details) - Schedule of share options outstanding [Line Items]
Expiry date	Jul. 16, 2024
Exercise price	0.125
Share options	116,120	116,120	117,760
2018-07-13 [Member]
Share-based Payments (Details) - Schedule of share options outstanding [Line Items]
Expiry date	Jul. 01, 2021
Exercise price	0.500
Share options		1,200,000	1,300,000
2019-11-06 [Member]
Share-based Payments (Details) - Schedule of share options outstanding [Line Items]
Expiry date	Feb. 10, 2024
Exercise price	0.500
Share options			5,000,000
2020-10-29 [Member]
Share-based Payments (Details) - Schedule of share options outstanding [Line Items]
Expiry date	Apr. 14, 2024
Exercise price	0.12
Share options	8,100,000	8,100,000
2020-07-24 (warrants) [Member]
Share-based Payments (Details) - Schedule of share options outstanding [Line Items]
Expiry date	Jul. 21, 2025
Exercise price	0.5859
Share options	2,560,000	2,560,000
2021-10-26 [Member]
Share-based Payments (Details) - Schedule of share options outstanding [Line Items]
Expiry date	Oct. 26, 2025
Exercise price	0.25
Share options	500,000